Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note	Dec. 31, 2021 USD ($)
Principal outstanding [Member]
Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note [Line Items]
Convertible Note	$ 5,275,000
Unamortized issuance cost [Member]
Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note [Line Items]
Convertible Note	(1,772,350)
Net carrying value [Member]
Convertible Note (Details) - Schedule of net carrying amount of the liability component convertible Note [Line Items]
Convertible Note	$ 3,502,650